Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Basic earnings per common share
Net income attributable to common shareholders		$ 9,391	$ 6,582	$ 8,208
Weighted average number of common shares outstanding		1,214	1,212	1,222
Basic earnings per common share	[1]	$ 7.74	$ 5.43	$ 6.72
Diluted earnings per common share
Net income attributable to common shareholders		$ 9,391	$ 6,582	$ 8,208
Dilutive impact of share-based payment options and others	[2]	43	6	142
Net income attributable to common shareholders (diluted)		$ 9,434	$ 6,588	$ 8,350
Weighted average number of common shares outstanding		1,214	1,212	1,222
Dilutive impact of share-based payment options and others	[2]	11	31	29
Weighted average number of diluted common shares outstanding		1,225	1,243	1,251
Diluted earnings per common share	[1]	$ 7.70	$ 5.30	$ 6.68

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.